Life Insurance Operations	6 Months Ended
Sep. 30, 2017
Life Insurance Operations
15.	Life Insurance Operations

Life insurance premiums and related investment income for the six and three months ended September 30, 2016 and 2017 consist of the following:

	Millions of yen
	Six months ended September 30, 2016	Six months ended September 30, 2017
Life insurance premiums	¥114,750	¥142,495
Life insurance related investment income	986	38,715

	¥115,736	¥181,210

	Millions of yen
	Three months ended September 30, 2016	Three months ended September 30, 2017
Life insurance premiums	¥59,492	¥71,122
Life insurance related investment income	19,472	16,434

	¥78,964	¥87,556

Life insurance premiums include reinsurance benefits, net of reinsurance premiums. For the six and three months ended September 30, 2016 and 2017, reinsurance benefits and reinsurance premiums included in life insurance premiums are as follows:

	Millions of yen
	Six months ended September 30, 2016	Six months ended September 30, 2017
Reinsurance benefits	¥1,497	¥1,870
Reinsurance premiums	(5,098)	(3,763)

	Millions of yen
	Three months ended September 30, 2016	Three months ended September 30, 2017
Reinsurance benefits	¥862	¥850
Reinsurance premiums	(2,534)	(1,813)

The benefits and expenses of life insurance operations included in life insurance costs in the consolidated statements of income are recognized so as to associate with earned premiums over the life of contracts. This association is accomplished by means of the provision for future policy benefits and the deferral and subsequent amortization of policy acquisition costs (principally commissions and certain other expenses directly relating to policy issuance and underwriting). Amortization charged to income for the six months ended September 30, 2016 and 2017 amounted to ¥6,653 million and ¥7,747 million, respectively. In addition, amortization charged to income for the three months ended September 30, 2016 and 2017 amounted to ¥3,444 million and ¥3,840 million, respectively.

Life insurance premiums and related investment income include net realized and unrealized gains or losses from investment assets under management on behalf of variable annuity and variable life policyholders and, net gains or losses from derivative contracts, which consist of gains or losses from futures, foreign exchange contracts and options held, entered to economically hedge a portion of the minimum guarantee risk relating to variable annuity and variable life insurance contracts. In addition, life insurance costs include the net amount of the changes in fair value of the variable annuity and variable life insurance contracts elected for the fair value option and insurance costs recognized for insurance and annuity payouts as a result of insured events. Certain subsidiaries have elected the fair value option for certain reinsurance contracts to partially offset the changes in fair value recognized in earnings of the policy liabilities and policy account balances attributable to the changes in the minimum guarantee risks of the variable annuity and variable life insurance contracts, and the changes in the fair value of the reinsurance contracts were recorded in life insurance costs.

The above mentioned gains or losses relating to variable annuity and variable life insurance contracts for the six and three months ended September 30, 2016 and 2017 are as follows:

	Millions of yen
	Six months ended September 30, 2016	Six months ended September 30, 2017
Life insurance premiums and related investment income :
Net realized and unrealized gains or losses from investment assets	¥(12,624)	¥37,141
Net gains or losses from derivative contracts :	256	(5,949)
Futures	(2,117)	(4,453)
Foreign exchange contracts	1,902	(584)
Options held	471	(912)

Life insurance costs :
Changes in the fair value of the policy liabilities and policy account balances	¥(79,567)	¥(88,501)
Insurance costs recognized for insurance and annuity payouts as a result of insured events	63,022	104,399
Changes in the fair value of the reinsurance contracts	301	6,874

	Millions of yen
	Three months ended September 30, 2016	Three months ended September 30, 2017
Life insurance premiums and related investment income :
Net realized and unrealized gains or losses from investment assets	¥15,605	¥16,014
Net gains or losses from derivative contracts :	(4,877)	(2,416)
Futures	(4,234)	(1,826)
Foreign exchange contracts	231	(262)
Options held	(874)	(328)

Life insurance costs :
Changes in the fair value of the policy liabilities and policy account balances	¥(35,481)	¥(40,895)
Insurance costs recognized for insurance and annuity payouts as a result of insured events	33,573	47,955
Changes in the fair value of the reinsurance contracts	7,663	2,828